STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Stockholders Deficit Tables
Schedule Of Assumptions Used
	2016	2015
Expected life (in years)	10.0	6.0
Expected volatility	227.9%	222.8%
Average risk free interest rate	1.77%	1.54%
Dividend yield	0%	0%
Grant date fair value	$0.16	$0.14

	2015	2014
Expected life (in years)	6.0	6.0
Expected volatility	228.78%	224.42% - 236.78%
Average risk free interest rate	2.16%	1.69% - 2.02%
Dividend yield	0%	0%
Grant date fair value	$0.10	$0.31

Schedule of Share-based Compensation, Stock Options
	Options	Weighted average exercise price	Weighted remaining contractual life (years)	Aggregate intrinsic value
Outstanding at December 31, 2015	196,000	$0.31	9.0	-
Granted	58,500	$0.09	10.0	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Forfeited	-	-	-	-
Outstanding at June 30, 2016	254,500	$0.22	8.8	$16,145

Vested at June 30, 2016	254,500	$0.22	8.8	$16,145

	Options	Weighted average exercise price	Weighted remaining contractual life (years)	Aggregate intrinsic value
Outstanding at December 31, 2013	21,000	$0.64	9.9	-
Granted	92,000	$0.31	9.6	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Forfeited	-	-	-	-
Outstanding at December 31, 2014	113,000	$0.37	9.5	-
Granted	83,000	$0.10	9.7	-
Exercised	-	-	-	-
Cancelled	-	-	-	-
Forfeited	-	-	-	-
Outstanding at December 31, 2015	196,000	$0.31	9.0	$-

Vested at December 31, 2014	113,000	$0.37	9.5	$-
Vested at December 31, 2015	196,000	$0.31	9.0	$-

Schedule of Share-based Compensation, Restricted Stock Units
Restricted Stock Units
Outstanding at December 31, 2015	17,554,736
Granted	10,787,947
Exchanged	(18,887,859)
Cancelled	-
Outstanding at June 30, 2016	9,454,824

Vested at June 30, 2016	7,561,071

Restricted Stock Units
Outstanding at December 31, 2013	6,311,250
Granted	1,958,989
Expired	-
Cancelled	-
Forfeited	-
Outstanding at December 31, 2014	8,270,239
Granted	10,354,497
Exchanged	(500,000)
Cancelled	(570,000)
Outstanding at December 31, 2015	17,554,736

Vested at December 31, 2014	7,228,565
Vested at December 31, 2015	14,398,487

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	As of June 30,
	2016	2015
Gross number of shares excluded:
Restricted stock units - unvested	1,893,753	6,274,572
Stock options	254,500	134,000
Convertible debentures and accrued interest	6,600,000	2,281,128
Warrants	5,206,011	1,630,973
Total	13,954,264	10,320,673

	As of December 31,
	2015	2014
Gross number of shares excluded:
Restricted stock units - unvested	3,156,249	1,041,674
Stock options	196,000	113,000
Convertible debentures	12,751,512	2,115,195
Warrants	6,372,831	630,973
Total	22.476,592	3,900,842